CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Previously Reported [Member] Series B Preferred Stock [Member] Preferred Stock [Member]	Previously Reported [Member] Preferred Stock [Member]	Common Stock to be Issued [Member] Common Stock [Member] Interest Expense [Member]	Common Stock to be Issued [Member] Additional Paid-in Capital [Member] Interest Expense [Member]	Common Stock to be Issued [Member] Common Stock to be Issued [Member] Interest Expense [Member]	Common Stock to be Issued [Member] Interest Expense [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member]	Restricted Stock [Member] Common Stock [Member]	Restricted Stock [Member] Additional Paid-in Capital [Member]	Restricted Stock [Member]	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Common Stock to be Issued [Member]	Common Stock to be Returned [Member]	Total
Balance at Dec. 31, 2022														$ 5		$ 97,494	$ 357	$ (99,772)		$ (7)	$ (1,923)
Balance (in Shares) at Dec. 31, 2022														4,972,736					175,392	(13,689)
Common stock issued																1,555					$ 1,555
Common stock issued (in Shares)														303,015							100,525
Issuance of restricted common stock for compensation																(167)					$ (167)
Issuance of restricted common stock for compensation (in Shares)														(26,683)
Issuance for rounding of fractional shares due to reverse stock split (in Shares)														34,430
Common stock issued for conversion of convertible debt				$ 5		$ 5		$ 1	$ 74,141	$ 74,142				$ 1		2,514					2,515
Common stock issued for conversion of convertible debt (in Shares)			176,130		(175,392)			55,000						527,172
Carryover effects of financial statement restatements in prior periods																		292			292
Restricted common stock issued for compensation												$ 129	$ 129
Restricted common stock issued for compensation (in Shares)											23,820
Shares cancelled in connection with the net settlement of vested restricted stock awards																(7)				$ 7
Shares cancelled in connection with the net settlement of vested restricted stock awards (in Shares)														(13,672)						13,689
Net loss and comprehensive loss																	44	(53,101)			(53,057)
Balance at Dec. 31, 2023														$ 6	$ 1	175,664	401	(152,581)			23,491
Balance (in Shares) at Dec. 31, 2023		55,000												5,996,948	55,000
Issuance of common stock under equity incentive plans																119					119
Issuance of common stock under equity incentive plans (in Shares)														6,333
Issuance of restricted common stock under equity incentive plans												93	93
Issuance of restricted common stock under equity incentive plans (in Shares)											14,443
Issuance of common stock upon exercise of stock options (in Shares)														6,218
Shares cancelled in connection with the net settlement of vested stock awards																(100)					(100)
Shares cancelled in connection with the net settlement of vested stock awards (in Shares)														(22,455)
Net loss and comprehensive loss																	(445)	(2,689)			(3,134)
Balance at Mar. 31, 2024														$ 6	$ 1	175,777	(44)	(155,270)			20,470
Balance (in Shares) at Mar. 31, 2024														6,001,487	55,000
Balance at Dec. 31, 2023														$ 6	$ 1	175,664	401	(152,581)			23,491
Balance (in Shares) at Dec. 31, 2023		55,000												5,996,948	55,000
Shares cancelled in connection with the net settlement of vested stock awards													(300)
Net loss and comprehensive loss																					(19,255)
Balance at Sep. 30, 2024														$ 7	$ 1	177,751	1,120	(172,555)			6,323
Balance (in Shares) at Sep. 30, 2024														6,957,875	53,950
Balance at Dec. 31, 2023														$ 6	$ 1	175,664	401	(152,581)			$ 23,491
Balance (in Shares) at Dec. 31, 2023		55,000												5,996,948	55,000
Common stock issued (in Shares)																					11,733
Issuance of common stock under equity incentive plans																45					$ 45
Issuance of common stock under equity incentive plans (in Shares)														17,804
Issuance of restricted common stock under equity incentive plans												635	635
Issuance of restricted common stock under equity incentive plans (in Shares)											70,936
Issuance of restricted common stock for compensation												182	182
Issuance of restricted common stock for compensation (in Shares)											88,792
Issuance of common stock upon exercise of stock options																26					$ 26
Issuance of common stock upon exercise of stock options (in Shares)														6,218							11,999
Common stock issued for conversion of convertible debt							$ 1		(1)					$ 1		1,416					$ 1,417
Common stock issued for conversion of convertible debt (in Shares)	(1,501)						1,109,036							823,294
Shares cancelled in connection with the net settlement of vested restricted stock awards												(209)	(209)
Shares cancelled in connection with the net settlement of vested restricted stock awards (in Shares)											(80,710)
Capital contributions																1,399					1,399
Net loss and comprehensive loss																	(1,652)	(26,825)			(28,477)
Balance at Dec. 31, 2024														$ 8	$ 1	179,157	(1,251)	(179,407)			(1,492)
Balance (in Shares) at Dec. 31, 2024		52,999												8,032,318	53,499
Balance at Mar. 31, 2024														$ 6	$ 1	175,777	(44)	(155,270)			20,470
Balance (in Shares) at Mar. 31, 2024														6,001,487	55,000
Issuance of restricted common stock under equity incentive plans												279	279
Issuance of restricted common stock under equity incentive plans (in Shares)											42,659
Common stock issued for conversion of convertible debt							$ 1		$ (1)							240					240
Common stock issued for conversion of convertible debt (in Shares)							567,262	(875)						169,220
Shares cancelled in connection with the net settlement of vested stock awards																(75)					(75)
Shares cancelled in connection with the net settlement of vested stock awards (in Shares)														(30,528)
Net loss and comprehensive loss																	(174)	(12,111)			(12,285)
Balance at Jun. 30, 2024														$ 7	$ 1	177,620	(218)	(167,382)			10,028
Balance (in Shares) at Jun. 30, 2024														6,750,100	54,125
Issuance of restricted common stock under equity incentive plans												132	132
Issuance of restricted common stock under equity incentive plans (in Shares)											32,866
Common stock issued for conversion of convertible debt (in Shares)							194,596	(175)
Shares cancelled in connection with the net settlement of vested stock awards																(1)					(1)
Shares cancelled in connection with the net settlement of vested stock awards (in Shares)														(19,687)
Net loss and comprehensive loss																	1,338	(5,174)			(3,836)
Balance at Sep. 30, 2024														$ 7	$ 1	177,751	1,120	(172,555)			6,323
Balance (in Shares) at Sep. 30, 2024														6,957,875	53,950
Balance at Dec. 31, 2024														$ 8	$ 1	179,157	(1,251)	(179,407)			(1,492)
Balance (in Shares) at Dec. 31, 2024		52,999												8,032,318	53,499
Issuance of common stock under equity incentive plans																55					55
Issuance of common stock under equity incentive plans (in Shares)														15,760
Common stock issued for conversion of convertible debt (in Shares)							314,912	(400)
Preferred B stock repurchase															$ (1)	1
Preferred B stock repurchase (in Shares)															(53,099)
Capital contributions																9					9
Net loss and comprehensive loss																	1,102	(2,756)			(1,654)
Balance at Mar. 31, 2025														$ 8		179,222	(149)	(182,163)			(3,082)
Balance (in Shares) at Mar. 31, 2025														8,362,990
Balance at Dec. 31, 2024														$ 8	$ 1	179,157	(1,251)	(179,407)			$ (1,492)
Balance (in Shares) at Dec. 31, 2024		52,999												8,032,318	53,499
Issuance of common stock upon exercise of stock options (in Shares)																					0
Shares cancelled in connection with the net settlement of vested stock awards													(100)
Net loss and comprehensive loss																					$ (11,866)
Balance at Sep. 30, 2025														$ 32		189,270		(192,524)			(3,222)
Balance (in Shares) at Sep. 30, 2025														32,142,324
Balance at Mar. 31, 2025														$ 8		179,222	(149)	(182,163)			(3,082)
Balance (in Shares) at Mar. 31, 2025														8,362,990
Issuance of common stock under equity incentive plans														$ 1		396					397
Issuance of common stock under equity incentive plans (in Shares)														475,563
Common stock issued for conversion of convertible debt														$ 7		3,956					3,963
Common stock issued for conversion of convertible debt (in Shares)														7,118,843
Stock-based compensation																44					44
Net loss and comprehensive loss																	$ 149	(8,408)			(8,259)
Balance at Jun. 30, 2025														$ 16		183,618		(190,571)			(6,937)
Balance (in Shares) at Jun. 30, 2025														15,957,396
Common stock issued														$ 16		5,365					5,381
Common stock issued (in Shares)														15,384,615
Issuance of common stock under equity incentive plans																61					61
Issuance of common stock under equity incentive plans (in Shares)														121,982
Issuance of restricted common stock under equity incentive plans												95	95
Issuance of restricted common stock under equity incentive plans (in Shares)											306,331
Issuance of restricted common stock for compensation												$ 107	$ 107
Issuance of restricted common stock for compensation (in Shares)											372,000
Stock-based compensation																48					48
Shares cancelled in connection with the net settlement of vested stock awards																(24)					(24)
Net loss and comprehensive loss																		(1,953)			(1,953)
Balance at Sep. 30, 2025														$ 32		$ 189,270		$ (192,524)			$ (3,222)
Balance (in Shares) at Sep. 30, 2025														32,142,324